Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 09, 2011
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 09, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 09, 2011
Roosevelt Strategic Income Fund (First Prospectus Summary) | Roosevelt Strategic Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSTIX
Roosevelt Strategic Income Fund (Second Prospectus Summary) | Roosevelt Strategic Income Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSTNX